INCOME TAXES	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
INCOME TAXES
23.	INCOME TAXES

As the Company has recorded a net loss for accounting and income tax purposes in both 2018 and 2017, no current income tax expense has been recorded in these financial statements.

The income taxes shown in the Statements of Loss and Comprehensive Loss differ from the amounts obtained by applying statutory rates to the loss before income taxes due to the following:

	December 31,	December 31,
	2018	2017
Statuory tax rate	27%	26%

	$	$
Loss for the year before income taxes	(30,983,409)	(8,841,824)
Expected income tax recovery	(8,365,520)	(2,298,874)
Non-deductible items	2,042,556	772,027
Tax impact of rate change	-	(58,725)
Changes in recognition of deferred tax assets	6,322,964	1,585,572
Income tax expense	-	-

The statutory rate increased from 26% to 27% effective January 1, 2018.

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets (liabilities) at December 31, 2018 and 2017 are comprised of the following:

	December 31,	December 31,
	2018	2017
	$	$

Deferred tax assets from:
Non-capital loss carryforwards and tax pool balances	506,263	527,719
Deferred tax liabilities from:
Intangible assets	(765,355)	(788,966)
Plant and Equipment	(34,794)	-
Long term investments	-	(56,250)
	(800,149)	(845,216)

Deferred income tax liabilites, net	(293,886)	(317,497)

	December 31,	December 31,
	2018	2017
	$	$

Non-capital loss carryforwards and tax pools	42,692,305	13,179,076
Share issuance costs	2,394,797	2,855,363
Long term investments	192,080	-
Plant and equipment	-	78,948
	45,279,182	16,113,387

Tax pool balances consist of Scientific Research and Experimental Development qualified expenditures of $329,749 which may be carried forward indefinitely and deducted against any Canadian business income.

The Company has non-capital losses carry forward of approximately $42.3 million at December 31, 2018 (December 31, 2017 $12.8 million) for which a deferred tax asset has not been recognized. These losses may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expire as follows:

Expires	$
2034	1,098,363
2035	2,537,489
2036	2,122,188
2037	6,521,389
2038	30,069,704